Tax situation (Tables)	12 Months Ended
Dec. 31, 2025
Income tax [Abstract]
Summary of income tax periods

Following are the Income Tax periods subject to inspection by the main subsidiaries, in force as of December 31, 2025:

Subsidiary	Years subject to review
Interbank	From 2021 to 2024
Interseguro	From 2021 to 2024
Izipay	From 2021 to 2024
Procesos de Medios de Pago	From 2021 to 2024